INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Intangible Asset, Finite-Lived [Line Items]
Subtotal	$ 2,794	¥ 435,975	¥ 292,424
Less: accumulated amortization	(1,468)	(229,055)	(204,656)
Intangible assets, net	1,326	206,920	87,768
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Subtotal	1,631	254,493	110,942
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Subtotal	$ 1,163	¥ 181,482	¥ 181,482